Revenue from contracts with customers	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Disaggregation and timing of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

	For the six months ended June 30,
(in €‘000)	2023	2022
Type of goods or service
Charging sessions	51,139	23,994
Service revenue from the sale of charging equipment	1,485	18,442
Service revenue from installation services	10,283	5,964
Service revenue from operation and maintenance of charging equipment	2,256	1,822
Service revenue from consulting services	3,048	470
Total revenue from external customers	68,211	50,692
Timing of revenue recognition
Services transferred over time	15,587	8,257
Goods and services transferred at a point in time	52,624	42,435
Total revenue from external customers	68,211	50,692